Cash, Cash Equivalents, and Restricted Cash (Details) - Schedule of cash, cash equivalents, and restricted cash - Leafly Holdings, Inc.[Member] - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Cash, Cash Equivalents, and Restricted Cash (Details) - Schedule of cash, cash equivalents, and restricted cash [Line Items]
Cash and cash equivalents	$ 33,104	$ 4,818
Restricted cash	142	116
Total	$ 33,246	$ 4,934